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                                   SUPPLEMENT
                              DATED APRIL 12, 2005
                                     TO THE
               HARTFORD HLS FUNDS PROSPECTUS FOR CLASS IB SHARES
                               DATED MAY 1, 2004

HARTFORD INDEX HLS FUND

Effective March 4, 2005, Edward C. Caputo replaced Juliet Murphy as portfolio manager, and Scott Pike was added as assistant portfolio manager. The following information replaces the information contained in the prospectus under Portfolio Manager for the Hartford Index HLS Fund.

Edward C. Caputo, CFA

    -  Manager of the fund since March 4, 2005

    -  Joined Hartford Investment Management in 2001

    - Investment professional involved in trading, portfolio management and investment research since 2000

Scott Pike, CFA

    -  Assistant Vice President of Hartford Investment Management

    -  Assistant Portfolio Manager of the fund since March 4, 2005

    -  Joined Hartford Investment Management in 1997

    - Investment professional involved in portfolio management and quantitative analysis since 1997

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.